SEGMENTED INFORMATION	12 Months Ended
Sep. 30, 2025
SEGMENTED INFORMATION
SEGMENTED INFORMATION	23.SEGMENTED INFORMATION The Company operates in one reportable operating segment being investment in cryptocurrencies and blockchain technology.